Note 5 - Impairment charge - Additional impairment with the change in key assumptions (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
OCTG (USA) [member] | Discount rate, measurement input [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Additional impairment due to reasonably possible increase (decrease) in key assumption	$ (60)
OCTG (USA) [member] | Growth rate, measurement input [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Additional impairment due to reasonably possible increase (decrease) in key assumption	(43)
OCTG (USA) [member] | Projected change rate in future cash flows, measurement input [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Additional impairment due to reasonably possible increase (decrease) in key assumption	(16)
IPSCO [Member] | Discount rate, measurement input [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Additional impairment due to reasonably possible increase (decrease) in key assumption	(117)
IPSCO [Member] | Growth rate, measurement input [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Additional impairment due to reasonably possible increase (decrease) in key assumption	(77)
IPSCO [Member] | Projected change rate in future cash flows, measurement input [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Additional impairment due to reasonably possible increase (decrease) in key assumption	(41)
Coiled Tubing [member] | Discount rate, measurement input [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Additional impairment due to reasonably possible increase (decrease) in key assumption	(12)
Coiled Tubing [member] | Growth rate, measurement input [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Additional impairment due to reasonably possible increase (decrease) in key assumption	(6)
Coiled Tubing [member] | Projected change rate in future cash flows, measurement input [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Additional impairment due to reasonably possible increase (decrease) in key assumption	(5)
Rods USA [Member] | Discount rate, measurement input [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Additional impairment due to reasonably possible increase (decrease) in key assumption	(5)
Rods USA [Member] | Growth rate, measurement input [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Additional impairment due to reasonably possible increase (decrease) in key assumption	(3)
Rods USA [Member] | Projected change rate in future cash flows, measurement input [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Additional impairment due to reasonably possible increase (decrease) in key assumption	$ (2)